Earnings Per Share - Summary of Earnings Per Share (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Earnings per share
Earnings per share, basic	£ 1.232	£ 1.177	£ 2.640
Earnings per share - diluted	£ 1.228	£ 1.174	£ 2.632
Earnings per share - basic,Earnings	£ 2,814	£ 2,690	£ 6,032
Earnings per share - diluted,Earnings	£ 2,814	£ 2,690	£ 6,032
Earnings per share - basic,Shares	2,284	2,285	2,285
Earnings per share - diluted,Shares	2,291	2,291	2,292
Adjusted earnings per share
Adjusted earnings per share - basic	£ 1.497	£ 1.375	£ 2.976
Adjusted earnings per share - diluted	£ 1.493	£ 1.372	£ 2.967
Adjusted earnings per share - basic,Earnings	£ 3,420	£ 3,143	£ 6,801
Adjusted earnings per share - diluted,Earnings	£ 3,420	£ 3,143	£ 6,801
Adjusted earnings per share - basic,Shares	2,284	2,285	2,285
Adjusted earnings per share - diluted,Shares	2,291	2,291	2,292
Headline earnings per share
Headline earnings per share - basic	£ 1.235	£ 1.172	£ 2.699
Headline earnings per share - diluted	£ 1.231	£ 1.167	£ 2.691
Headline basic earnings per share, Earnings	£ 2,821	£ 2,677	£ 6,168
Headline diluted earnings per share, Earnings	£ 2,821	£ 2,677	£ 6,168
Headline earnings per share - basic,Shares	2,284	2,285	2,285
Headline earnings per share - diluted,Shares	2,291	2,291	2,292